Ordinary Shares (Details) $ / shares in Units, ¥ in Thousands, $ in Thousands			1 Months Ended	12 Months Ended
	Aug. 08, 2024 $ / shares shares	Jan. 05, 2024 USD ($)	Feb. 29, 2024 shares	Dec. 31, 2024 CNY (¥) Vote	Dec. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares
Ordinary Shares
Conversion value of redeemable convertible preferred shares | ¥				¥ (61,430)
American depositary shares | $		$ 2,082,430
Ordinary shares par or stated value per share | $ / shares	$ 0.0001
Class A ordinary shares
Ordinary Shares
Number of shares, issued			41,405,680
Conversion of redeemable convertible preferred shares	793,868,246
Voting and conversion rights | Vote				1
Ordinary shares issued					890,653,509	55,379,583
Ordinary shares outstanding					890,653,509	55,379,583
Ordinary shares par or stated value per share | $ / shares					$ 0.0001	$ 0.0001
Class B ordinary shares
Ordinary Shares
Voting and conversion rights | Vote				480
Ordinary shares issued					6,296,630	6,296,630
Ordinary shares outstanding					6,296,630	6,296,630